Income Taxes (Schedule Of Deferred Taxes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Provisions	$ 96.1	$ 91.1
Costs capitalized for tax	5.9	8.0
Property, plant and equipment	27.2	47.5
Retirement Plans	79.8	58.2
Tax receivables, principally NOL's	80.8	62.4
Deferred tax assets before allowances	289.8	267.2
Valuation allowances	(41.7)	(30.1)	(54.2)	(37.6)
Total	248.1	237.1
Acquired intangibles	(31.9)	(37.6)
Statutory tax allowances	(2.1)	(2.2)
Insurance deposit	(7.6)	(7.2)
Distribution taxes	(32.0)	(32.0)
Other	(1.4)	(0.2)
Total	(75.0)	(79.2)
Net deferred tax asset	$ 173.1	$ 157.9